Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2023
Transfers and Servicing [Abstract]
Summary of Principal Balances of Loans

	In Thousands
	December 31, 2023	December 31, 2022
Mortgage loan portfolios serviced for:
FHLMC	$99,441	85,742

Summary of Servicing Asset at Amortized Cost

	In Thousands
	December 31, 2023	December 31, 2022
Balance at beginning of period	$1,065	—
Servicing rights retained from loans sold	245	1,597
Amortization	(227)	(532)
Valuation Allowance Provision	—	—
Balance at end of period	$1,083	1,065
Fair value, end of period	$1,398	1,252

Schedule of Assumptions in Estimating the Fair Value of Mortgage Servicing Rights

	December 31, 2023	December 31, 2022
Prepayment speed	7.92%	7.18%
Weighted-average life (in years)	8.55	8.98
Weighted-average note rate	4.73%	4.34%
Weighted-average discount rate	9.00%	9.00%